MERCURY GROWTH OPPORTUNITY FUND OF
                            THE ASSET PROGRAM, INC.

                    Supplement dated August 15, 2002 to the
            Statement of Additional Information dated May 29, 2002

         The section in the Statement of Additional Information of Mercury Growth Opportunity Fund of The Asset Program, Inc. captioned "Management of the Program--Directors and Officers" is amended as follows:

         The following biographical information of Herbert I. London is inserted into the table that contains biographical and other information relating to the non-interested Directors of the Program.


                            Position(s)   Term of Office*                                         Number of
                             Held with     and Length of     Principal Occupation             FAM/MLIM-Advised         Public
   Name, Address and Age      Program       Time Served     During Past Five Years             Funds Overseen       Directorships
--------------------------- ------------- ----------------  -----------------------           -----------------     --------------
Herbert I. London (63)      Director      Director since    John M. Olin Professor of         53 registered         None
2 Washington Square Village               2002              Humanities, New York              investment
New York, New York 10012                                    University since 1993 and         companies
                                                            Professor thereof since 1980;     consisting of 74
                                                            President, Hudson Institute       portfolios
                                                            since 1997 and Trustee thereof
                                                            since 1980; Dean, Gallatin
                                                            Division of New York
                                                            University from 1976 to 1993;
                                                            Distinguished Fellow, Herman
                                                            Kahn Chair, Hudson Institute
                                                            from 1984 to 1985; Director,
                                                            Damon Corp. from 1991 to
                                                            1995; Overseer, Center for
                                                            Naval Analyses from 1983 to
                                                            1993; Limited Partner,
                                                            Hypertech LP since 1996.

_______________________

* Each Director serves until his or her successor is elected or qualified, or until his or her death or resignation, or removal as provided in the Program's by-laws or charter or by statute or until December 31 of the year in which he or she turns 72.








CODE #MF-19095-0502ALL